DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)						5 Months Ended	12 Months Ended
	Nov. 23, 2021 shares	Nov. 22, 2021 USD ($)	May 25, 2021 shares	May 20, 2021 USD ($)	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Business $ / shares shares	Dec. 31, 2020 USD ($)
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering						$ 270,480,000	$ 0
Proceeds from sale of Private Placements Warrants						10,280,000	5,520,000
Transaction costs					$ 15,736,649
Underwriting fees					5,520,000
Deferred underwriting fees					9,660,000
Other costs					556,649
Net proceeds deposited into trust account					$ 278,760,000	$ 278,760,000	$ 5,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares					$ 10.10
Period of prior to completion of the business combination							2 days
Percentage of public shares that can be redeemed without prior consent							15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period							100.00%
Period to redeem public shares if business combination is not completed within initial combination period							10 days
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Period of extension to period to complete business combination							6 months
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business							1
Fair market value as percentage of net assets held in trust account included in initial business combination							80.00%
Post-transaction ownership percentage of the target business							50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares							$ 10.30
Interest on trust account that can be held to pay dissolution expenses							$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares					$ 1.00
Warrants issued (in shares) | shares					10,280,000
Proceeds from sale of Private Placements Warrants					$ 10,280,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares							$ 1.00
Warrants issued (in shares) | shares	2,760,000		2,760,000
Proceeds from sale of Private Placements Warrants		$ 2,760,000		$ 2,760,000
Number of days for advance notice to purchase additional warrants							5 days
Warrants to be issued if business combination not consummated (in shares) | shares							2,760,000
Proceeds to be received from warrants if business combination not consummated							$ 2,760,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering								$ 278,760,000
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares					27,600,000
Share price (in dollars per share) | $ / shares					$ 10.00
Gross proceeds from initial public offering					$ 276,000,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares					3,600,000
Share price (in dollars per share) | $ / shares					$ 10.00
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares					$ 1.00
Warrants issued (in shares) | shares					10,280,000
Proceeds from sale of Private Placements Warrants					$ 10,280,000